Accounts Receivable - Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable - Other [Abstract]
Government institutions	$ 2,662	$ 2,139
Other	1,992	3,120
Total accounts receivable - other	$ 4,654	$ 5,259